Employee benefits (Details 1)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Employee benefits [Line Items]
Composition Rate of the plan’s assets	100.00%	100.00%	100.00%
Fixed incomes securities [Member]
Disclosure of Employee benefits [Line Items]
Actual Rate Of Return Of Plan's Assets	7.18%	7.16%	1.25%
Composition Rate of the plan’s assets	61.00%	64.00%	60.00%
Variable income securities [Member]
Disclosure of Employee benefits [Line Items]
Actual Rate Of Return Of Plan's Assets	12.78%	10.07%	4.87%
Composition Rate of the plan’s assets	39.00%	36.00%	40.00%